Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	344,475.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 344,475.00
Narrative - Max Aggregate Offering Price	$ 2,250,000,000.00
Final Prospectus	true